Income tax expense (Details 1) - CAD ($)	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Timing Differences On Property & Equipment, Right Of Use Assets, Lease Obligations And Financing Costs	$ 1,726,603	$ 1,674,085	$ 1,945,086
Sred Expenditures	676,518	575,747	369,522
Foreign Tax Credit	285,772	285,772	285,772
Deferred Tax Assets	11,994,605	10,835,397	11,632,955
Intellectual Property	(3,028,757)	(3,411,411)	(3,745,627)
Less Valuation Allowance	(8,965,848)	(7,423,986)	(7,887,328)
USA
Net Operating Losses Carried Forward	169,359	248,289	1,223,212
Canada
Net Operating Losses Carried Forward	$ 9,136,353	$ 8,051,504	$ 7,809,363